Newbuildings (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Newbuildings

(In US$ millions)	December 31, 2013	December 31, 2012
Opening balance	161.8	1,378.8
Additions	89.6	236.3
Capitalized interest and loan related costs	3.9	22.3
Re-classified as Drilling Units	(255.3)	(1,475.6)
Closing balance	—	161.8